Condensed Parent Only Financial Information (Details)	6 Months Ended
Sep. 30, 2025
Condensed Parent Only Financial Information [Line Items]
Percentage of restricted net assets of consolidated subsidiaries	25.00%
Solowin Holdings [Member]
Condensed Parent Only Financial Information [Line Items]
Percentage of restricted net assets of consolidated subsidiaries	25.00%